Financial Result and Exchange Gains (Losses)	12 Months Ended
Dec. 31, 2024
Financial result and exchange gains/(losses) [Abstract]
Financial Result and Exchange Gains/(Losses)	22. Financial Result and Exchange Gains/(Losses)

	Year Ended December 31,
(in thousands of $)	2024	2023	2022
Interest income	$138,740	$92,962	$24,741
Net gain on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	18,769	14,424	2,924
Financial income	$157,509	$107,386	$27,665

Net loss on cash equivalents & current financial assets held at fair value through profit or loss and cash equivalents	$—	$(2)	$(1,713)
Other financial expense	(2,464)	(904)	(2,193)
Financial expense	$(2,464)	$(906)	$(3,906)

Realized exchange (losses)/gains	$(5,444)	$29	(3,743)
Unrealized exchange (losses)/gains	(42,767)	14,044	(28,989)
Exchange (losses)/gains	$(48,211)	$14,073	$(32,732)
The exchange losses of $48 million for the year ended December 31, 2024 were primarily attributable to unrealized exchange rate gains on the cash and cash equivalents and current financial assets position in EUR due to the fluctuation of the EUR/USD exchange rate over the period.